Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 555,429,686.87
Previously Paid Amount	0.00
Total Fee Amount	85,036.29
Total Offset Amount	13,500.23
Net Fee	$ 71,536.06
Final Prospectus	false